Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	106 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000166439
Average Annual Return [Line Items]
Average Annual Return, Percent	16.40%	10.86%	12.45%
Without Sales Load [Member] | C000166440
Average Annual Return [Line Items]
Average Annual Return, Percent	16.06%	10.55%	12.13%
Without Sales Load [Member] | C000166441
Average Annual Return [Line Items]
Average Annual Return, Percent	16.61%	11.07%	12.65%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	14.90%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	14.90%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	14.90%
Russell 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%	8.77%	11.34%
Russell 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%	8.77%	11.34%
Russell 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%	8.77%	11.34%